Equity (Reclassifications Out of Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net investment gains (losses)									$ (197)	$ 161	$ (352)
Net derivative gains (losses)									1,317	(3,239)	(1,919)
Net investment income									21,153	22,232	21,984
Other expenses									(17,091)	(16,602)	(17,755)
Income (loss) from continuing operations before provision for income tax									8,804	4,052	1,442
Provision for income tax expense (benefit)									(2,465)	(661)	(128)
Net income (loss)	1,527	2,094	1,376	1,339	916	975	510	992	6,336	3,393	1,362
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income (loss)									(42)	439	151
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Investment Gains (Losses), Net of Related Offsets [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net investment gains (losses)									603	344	(5)
Net derivative gains (losses)									141	(26)	(10)
Net investment income									67	93	73
Income (loss) from continuing operations before provision for income tax									811	411	58
Provision for income tax expense (benefit)									(249)	(136)	(23)
Net income (loss)									562	275	35
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Derivatives
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (loss) from continuing operations before provision for income tax									(717)	36	24
Provision for income tax expense (benefit)									280	(11)	(8)
Net income (loss)									(437)	25	16
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Derivatives | Interest rate swaps
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net derivative gains (losses)									42	20	1
Net investment income									9	8	4
Other expenses									0	0	(3)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Derivatives | Interest rate forwards
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net derivative gains (losses)									(7)	10	1
Net investment income									4	3	2
Other expenses									2	(1)	(1)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Derivatives | Foreign currency swaps
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net derivative gains (losses)									(768)	(3)	23
Net investment income									(2)	(3)	(5)
Other expenses									2	1	1
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Derivatives | Credit forwards
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net investment income									1	1	1
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Other Comprehensive Income (Loss) Foreign Currency Translation Adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net investment gains (losses)									(77)	0	0
Provision for income tax expense (benefit)									27	0	0
Net income (loss)									(50)	0	0
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans Adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of net actuarial gains (losses)									(180)	283	252
Amortization of prior service (costs) credit									0	(69)	(98)
Income (loss) from continuing operations before provision for income tax									(180)	214	154
Provision for income tax expense (benefit)									63	(75)	(54)
Net income (loss)									$ (117)	$ 139	$ 100